SEGMENT REPORTING (Schedule of the Company's Revenues Generated by Geographic Location of Customers) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 96,906,335	$ 102,973,999	$ 80,504,734
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	45,395,811	67,533,887	0
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	15,445,744	18,323,947	0
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	0	9,175,391
BULGARIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	0	652,559
ROMANIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,824,411	4,844,238	2,393,030
England [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	31,169,458	7,271,370	68,283,754
TURKEY
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	2,129,085	4,995,648	0
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 941,826	$ 4,909	$ 0